Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ 695	€ (650)
Changes in the fair value of hedges item for the hedged risk	694	(636)
Ineffective portion hedged registered in the income statement	1	(14)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(288)	97
Changes in the fair value of hedges item for the hedged risk	(289)	98
Ineffective portion hedged registered in the income statement	1	(1)
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	23	(39)
Changes in the fair value of hedges item for the hedged risk	23	(39)
Ineffective portion hedged registered in the income statement	0	0
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(311)	136
Changes in the fair value of hedges item for the hedged risk	(312)	137
Ineffective portion hedged registered in the income statement	1	(1)
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	804	(702)
Changes in the fair value of hedges item for the hedged risk	804	(699)
Ineffective portion hedged registered in the income statement	0	(3)
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	539	(409)
Changes in the fair value of hedges item for the hedged risk	540	(406)
Ineffective portion hedged registered in the income statement	(1)	(3)
Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	1
Changes in the fair value of hedges item for the hedged risk	0
Ineffective portion hedged registered in the income statement	1
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	264	(293)
Changes in the fair value of hedges item for the hedged risk	264	(293)
Ineffective portion hedged registered in the income statement	0	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	179	(45)
Changes in the fair value of hedges item for the hedged risk	179	(35)
Ineffective portion hedged registered in the income statement	0	(10)
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	179	(45)
Changes in the fair value of hedges item for the hedged risk	179	(35)
Ineffective portion hedged registered in the income statement	€ 0	€ (10)